Inventories - Continuity of the Inventory Reserves (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 26, 2022	Mar. 27, 2021	Mar. 28, 2020
Inventory Disclosure [Abstract]
Beginning balance	$ 1,938	$ 1,847	$ 1,895
Additional charges	85	291	342
Deductions	(248)	(200)	(390)
Ending balance	$ 1,775	$ 1,938	$ 1,847